LIQUID INSTITUTIONAL RESERVES
ANNUAL REPORT
                                                             June 15, 1999
Dear Shareholder,

We are pleased to present you with the annual report for Liquid Institutional Reserves (the "Funds") for the fiscal year ended April 30, 1999.

---------------------------------------------------------------------------

LIQUID INSTITUTIONAL RESERVES
MARKET REVIEW
[ICON]
     Money market mutual fund assets increased during the Funds' fiscal year as investors emphasized safety of principal in response to market volatility during the latter part of 1998. The Federal Reserve cut the Federal Funds rate by 0.25% in September, October and November of 1998, lowering the rate from 5.50% to 4.75%. At the same time, European central banks were cutting rates in preparation for the January 1, 1999, debut of the euro currency. Lower interest rates helped to calm the global financial markets, which had become unsettled after Russia's default in August. Money market yields were lower across the short-term yield curve. Because inflation remained low, however, money market yields stayed relatively strong on an inflation-adjusted basis and versus overseas short-term rates.

PERFORMANCE

ANNUALIZED YIELDS                                                                           Weighted
                               Current 7-Day Average Yield   Effective 7-Day Average Yield   Average
                                As of    As of      As of     As of    As of      As of     Maturity
                               4/30/99  10/31/98   4/30/98   4/30/99  10/31/98   4/30/98     4/30/99
Money Market Fund:
Institutional Shares            4.74%     5.03%     5.36%     4.85%     5.15%     5.50%      54 days
Financial Intermediary Shares   4.49%     4.77%     5.11%     4.59%     4.89%     5.23%      54 days
Government Securities Fund      4.56%     4.81%     5.24%     4.66%     4.92%     5.38%      42 days
Treasury Securities Fund        4.23%     4.18%     5.02%     4.32%     4.26%     5.15%      74 days

       LIQUID INSTITUTIONAL RESERVES
       FUND PROFILE
[ARROW]GOAL (ALL THREE FUNDS):
       High current income to the extent consistent with capital preservation and liquidity
[ARROW]PORTFOLIO MANAGER:
       Susan P. Ryan,
       Mitchell Hutchins Asset
       Management Inc.
[ARROW]TOTAL NET ASSETS AS OF APRIL 30, 1999:
       Money Market Fund
       $2.048 billion
       Government Securities Fund
       $138.8 million
       Treasury Securities Fund
       $179.2 million
[ARROW]DIVIDEND PAYMENTS:
       Monthly

OUTLOOK

We expect the U.S. economy's rate of growth to slow in 1999 from the rate of the fourth quarter of 1998, with inflation remaining low and no recession on the immediate horizon. The Federal Reserve is likely to maintain a steady monetary policy. We believe the fixed income markets will remain volatile in 1999. We expect to keep the Funds' weighted average maturities slightly above their peer groups.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,

/s/ MARGO ALEXANDER
    MARGO ALEXANDER
    Chairman and Chief Executive Officer,
    Mitchell Hutchins
    Asset Management Inc.

/s/ BRIAN M. STORMS
    BRIAN M. STORMS
    President and Chief Operating Officer,
    Mitchell Hutchins
    Asset Management Inc.

/s/ DENNIS L. MCCAULEY
    DENNIS L. MCCAULEY
    Managing Director and Chief
    Investment Officer--
    Fixed Income, Mitchell Hutchins
    Asset Management Inc.

/s/ SUSAN P. RYAN
    SUSAN P. RYAN
    Senior Vice President,
    Mitchell Hutchins
    Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended April 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF NET ASSETS                                           APRIL 30, 1999

PRINCIPAL
 AMOUNT                                          MATURITY            INTEREST
  (000)                                           DATES                RATES                VALUE
---------                                  --------------------  -----------------   -------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--9.86%
$  25,000  Federal Farm Credit Bank......  05/27/99 to 07/01/99  5.157 to 5.248*%    $        25,000,000
   10,000  Federal Home Loan Bank........        02/03/00              5.010                  10,000,000
   35,000  Federal Home Loan Bank........  05/03/99 to 05/04/99   4.910 to 5.115*             34,990,183
           Federal National Mortgage
   15,000  Association...................        05/04/99               4.867*                14,996,200
           Student Loan Marketing
  117,000  Association...................  05/03/99 to 05/11/99   4.660 to 5.207*            117,000,948
                                                                                     -------------------
Total U.S. Government Agency Obligations
  (cost--$201,987,331)...................                                                    201,987,331
                                                                                     -------------------

DOMESTIC BANK NOTES--8.15%
    8,000  FCC National Bank.............        02/16/00               5.058                  7,998,309
    8,000  First National Bank Chicago...        03/15/00               5.180                  7,995,962
   25,000  First National Bank Chicago...        07/13/99               4.880*                24,985,944
           First Tennessee Bank, N.A.
   34,000  Memphis.......................  01/14/00 to 04/12/00   5.100 to 5.210              34,000,000
           First Tennessee Bank, N.A.
   55,000  Memphis.......................        05/04/99         4.937 to 5.017*             55,000,000
    7,000  Huntington National Bank......        05/03/99               6.460                  7,000,280
   15,000  KeyBank N. A..................        05/03/99               4.860*                14,998,922
   15,000  Nationsbank N. A..............        01/06/00               5.000                 14,998,018
                                                                                     -------------------
Total Domestic Bank Notes
  (cost--$166,977,435)...................                                                    166,977,435
                                                                                     -------------------

DEPOSIT NOTE-YANKEE--0.54%
           Canadian Imperial Bank of
           Commerce
   11,014  (cost--$11,129,862)...........        01/24/00               6.475                 11,129,862
                                                                                     -------------------

CERTIFICATES OF DEPOSIT--17.78%
DOMESTIC--3.15%
           American Express Centurion
   56,500  Bank..........................  05/07/99 to 05/12/99   4.840 to 4.850              56,500,000
    8,100  Chase Manhattan Bank..........        05/11/99               5.730                  8,101,446
                                                                                     -------------------
                                                                                              64,601,446
                                                                                     -------------------
EURO-DOLLAR--0.49%
   10,000  Bank of Scotland..............        05/11/99               4.900                 10,000,028
                                                                                     -------------------
YANKEE--14.14%
   10,000  ABN AMRO Bank N.V.............        05/19/99               5.050                 10,000,627
   10,000  Bank of Scotland..............        05/20/99               5.000                 10,000,468
   20,000  Barclays Bank PLC.............        05/03/99               4.890*                19,989,541
           Bayerische Landesbank
    7,000  Girozentrale..................        07/23/99               5.650                  6,998,627
           Canadian Imperial Bank of
   21,000  Commerce......................  02/07/00 to 04/12/00   5.010 to 5.120              20,992,895
    5,000  Credit Agricole Indosuez......        05/19/99               5.750                  4,999,856
   10,000  Den Danske Bank A/S...........        05/10/99               5.780                  9,999,906
           National Westminster Bank
   35,000  PLC...........................  01/07/00 to 04/03/00   4.980 to 5.200              34,995,262
   17,000  Rabobank Nederland............  07/30/99 to 01/07/00   4.990 to 5.640              17,004,031
    4,000  Royal Bank of Canada..........        03/31/00               5.265                  3,998,764
   60,000  Royal Bank of Canada..........        05/03/99         4.870 to 4.895*             59,976,753
    5,000  Societe Generale..............        06/18/99               5.680                  4,999,811
    6,000  Societe Generale..............        05/01/99               4.849*                 5,999,604
   36,700  Svenska Handelsbanken.........  05/07/99 to 04/10/00   5.100 to 5.790              36,688,954
   18,000  Toronto Dominion Bank.........  03/02/00 to 04/17/00   5.060 to 5.270              17,993,120
   20,000  Toronto Dominion Bank.........        07/12/99               4.885*                19,989,778

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                          MATURITY            INTEREST
  (000)                                           DATES                RATES                VALUE
---------                                  --------------------  -----------------   -------------------

CERTIFICATES OF DEPOSIT--(CONCLUDED)
YANKEE--(CONCLUDED)

$   5,000  Westpac Banking Corporation...        05/18/99              5.750%        $         4,999,866
                                                                                     -------------------
                                                                                             289,627,863
                                                                                     -------------------
Total Certificates of Deposit
  (cost--$364,229,337)...................                                                    364,229,337
                                                                                     -------------------

COMMERCIAL PAPER@--56.58%
ASSET-BACKED--BANKING--3.24%
           Atlantis One Funding
   49,544  Corporation...................  05/05/99 to 07/30/99   4.820 to 4.850              49,335,618
           Wood Street Funding
   17,127  Corporation...................  05/06/99 to 07/13/99         4.840                 17,069,776
                                                                                     -------------------
                                                                                              66,405,394
                                                                                     -------------------
ASSET-BACKED--FINANCE--0.48%
   10,000  CC (USA) Incorporated.........        07/12/99               4.830                  9,903,400
                                                                                     -------------------
ASSET-BACKED--MISCELLANEOUS--13.45%
           Enterprise Funding
   33,388  Corporation...................  07/02/99 to 07/09/99   4.820 to 4.830              33,091,647
           Falcon Asset Securitization
   31,915  Corporation...................  05/18/99 to 05/25/99   4.830 to 4.900              31,828,467
           Preferred Receivables Funding
   42,730  Corporation...................  05/04/99 to 05/13/99   4.820 to 4.860              42,690,494
   68,902  Quincy Capital Corporation....  05/05/99 to 05/20/99   4.830 to 4.850              68,784,461
           Receivables Capital
   11,877  Corporation...................        05/13/99               4.850                 11,857,799
           Triple-A One Funding
   67,291  Corporation...................  05/04/99 to 05/13/99   4.830 to 4.840              67,236,466
           Variable Funding Capital
   20,000  Corporation...................        05/06/99              4.830                  19,986,583
                                                                                     -------------------
                                                                                             275,475,917
                                                                                     -------------------
AUTO & TRUCK--5.07%
           Daimler-Chrysler N. A. Holding
   40,000  Corporation...................  05/19/99 to 05/21/99   4.790 to 4.800              39,900,083
   14,000  Ford Motor Credit Company.....        05/06/99               4.800                 13,990,667
           General Motors Acceptance
   50,000  Corporation...................        05/03/99               4.960                 49,986,222
                                                                                     -------------------
                                                                                             103,876,972
                                                                                     -------------------
BANKING--7.53%
   10,000  ABN AMRO N.V..................        06/29/99               4.830                  9,920,842
           Banque Et Caisse D Epargne de
   15,000  L 'Etat.......................        07/07/99               4.830                 14,865,163
           CBA Delaware Finance
   60,000  Incorporated..................  05/12/99 to 05/19/99         4.800                 59,874,666
           Cregem North America
   20,000  Incorporated..................        05/11/99               4.820                 19,973,222
           Nordbanken North America
   40,000  Incorporated..................  07/16/99 to 07/22/99   4.810 to 4.820              39,577,367
   10,000  Unifunding Incorporated.......        05/05/99               4.820                  9,994,644
                                                                                     -------------------
                                                                                             154,205,904
                                                                                     -------------------
BROKER-DEALER--4.38%
   70,000  Goldman Sachs Group L.P.......  05/12/99 to 05/26/99   4.800 to 4.830              69,822,392
           Morgan Stanley, Dean Witter &
   20,000  Company.......................        06/15/99               4.840                 19,879,000
                                                                                     -------------------
                                                                                              89,701,392
                                                                                     -------------------
DRUGS--HEALTHCARE--1.21%
   25,000  Zeneca Wilmington Inc.........        06/21/99               4.800                 24,830,000
                                                                                     -------------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                          MATURITY            INTEREST
  (000)                                           DATES                RATES                VALUE
---------                                  --------------------  -----------------   -------------------

COMMERCIAL PAPER@--(CONCLUDED)

ELECTRONICS--0.20%
           Vermont American
$   4,066  Corporation...................        05/06/99              4.800%        $         4,063,289
                                                                                     -------------------
ENERGY--1.46%
           Koch Industries
   30,000  Incorporated..................        05/03/99               4.910                 29,991,817
                                                                                     -------------------
FINANCE--CONDUIT--0.48%
   10,000  ANZ (Delaware) Incorporated...        07/26/99               4.800                  9,885,333
                                                                                     -------------------
FINANCE--SUBSIDIARY--0.49%
   10,000  Deutsche Bank.................        05/10/99               4.840                  9,987,900
                                                                                     -------------------
FOOD, BEVERAGE & TOBACCO--2.62%
           Allied Domecq North America
   43,742  Corporation...................  05/13/99 to 05/27/99   4.800 to 4.810              43,619,737
   10,000  Diageo Capital PLC ...........        05/12/99               4.830                  9,985,242
                                                                                     -------------------
                                                                                              53,604,979
                                                                                     -------------------
INSURANCE--1.46%
           Prudential Funding
   30,000  Corporation...................        05/04/99               4.840                 29,987,900
                                                                                     -------------------
INSURANCE-PROPERTY/CASUALTY--0.47%
           John Hancock Capital
    9,565  Corporation...................        05/10/99               4.820                  9,553,474
                                                                                     -------------------
MANUFACTURING-DIVERSIFIED--4.39%
           BTR Dunlop Finance
   40,000  Incorporated..................  05/24/99 to 05/25/99     4.800                     39,875,334
           United Technologies
   50,155  Corporation...................  05/03/99 to 05/05/99         4.800                 50,138,704
                                                                                     -------------------
                                                                                              90,014,038
                                                                                     -------------------
METALS & MINING--1.65%
           Rio Tinto America
   19,000  Incorporated..................  06/10/99 to 07/08/99   4.820 to 4.825              18,841,869
   15,000  U.S. Borax Incorporated.......        05/17/99               4.820                 14,967,867
                                                                                     -------------------
                                                                                              33,809,736
                                                                                     -------------------
PRINTING--PUBLISHING--2.44%
   50,000  Reed Elsevier.................        05/12/99               4.810                 49,926,514
                                                                                     -------------------
OIL EQUIPMENT & SERVICES--0.90%
   18,400  Colonial Pipeline Company.....        05/25/99               4.830                 18,340,752
                                                                                     -------------------
TELECOMMUNICATIONS--1.22%
   25,000  AT&T Capital Corporation......        06/04/99               4.790                 24,886,903
                                                                                     -------------------
UTILITY-ELECTRIC--3.44%
   70,680  Southern Company..............  05/07/99 to 06/01/99   4.800 to 4.870              70,505,718
                                                                                     -------------------
Total Commercial Paper
  (cost--$1,158,957,332).................                                                  1,158,957,332
                                                                                     -------------------

SHORT-TERM CORPORATE OBLIGATIONS--5.45%
ASSET-BACKED--MISCELLANOUS--0.25%
    5,000  Beta Finance, Incorporated....        07/15/99               5.700                  5,000,000
                                                                                     -------------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                          MATURITY            INTEREST
  (000)                                           DATES                RATES                VALUE
---------                                  --------------------  -----------------   -------------------

SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)

BANKING--1.32%
$  15,000  Nations Corporation...........        07/02/99               4.990*%      $        15,000,033
   12,000  Banc One Corporation..........        05/03/99               4.879*                11,997,523
                                                                                     -------------------
                                                                                              26,997,556
                                                                                     -------------------
BROKER-DEALER--1.85%
           Bear Stearns Companies
    5,000  Incorporated..................        05/11/99               4.901*                 5,000,000
   11,700  Goldman Sachs Group L P.......        09/15/99               6.875                 11,750,871
           Merrill Lynch & Company,
   11,160  Incorporated..................  06/25/99 to 07/19/99   6.200 to 6.280              11,175,453
           Merrill Lynch & Company,
   10,000  Incorporated..................        05/03/99               4.850*                10,000,000
                                                                                     -------------------
                                                                                              37,926,324
                                                                                     -------------------
FINANCE-DIVERSIFIED--1.05%
           Associates Corporation of
   21,500  North America.................  08/15/99 to 03/28/00   6.375 to 7.470              21,595,971
                                                                                     -------------------
FINANCE-INDEPENDENT--0.98%
           National Rural Utilities
           Cooperative Finance
   20,000  Corporation...................        05/25/99               4.920*                20,000,000
                                                                                     -------------------
Total Short-Term Corporate Obligations
  (cost--$111,519,851)...................                                                    111,519,851
                                                                                     -------------------

NUMBER OF
 SHARES
  (000)
---------

MONEY MARKET FUNDS--2.34%
   38,226  Janus Investment Fund.........                                                    38,225,753
    9,621  AIM Liquid Assets Portfolio...                                                     9,621,262
                                                                                    -------------------
Total Money Market Funds
  (cost--$47,847,015)....................                                                    47,847,015
                                                                                    -------------------
Total Investments (cost--$2,062,648,163
  which approximates cost for federal
  income tax purposes)--100.70%..........                                                 2,062,648,163
Liabilities in excess of other
  assets--(0.70)%........................                                                   (14,267,705)
                                                                                    -------------------
Net Assets (applicable to 2,036,379,904
  and 12,001,229 of Institutional Shares
  and Financial Intermediary Shares,
  respectively, each equivalent to $1.00
  per share)--100.00%....................                                           $     2,048,380,458
                                                                                    -------------------
                                                                                    -------------------

---------------

@    Interest rates shown reflect the discount rates at time of purchase.
* Variable Rate Securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are current rates as of April 30, 1999 and reset periodically.

                       Weighted Average Maturity--54 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF NET ASSETS                                           APRIL 30, 1999

    PRINCIPAL
     AMOUNT                                                MATURITY                 INTEREST
      (000)                                                 DATES                     RATES                   VALUE
-----------------                                   ----------------------   -----------------------   -------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--101.36%
    $   9,600       Federal Farm Credit Bank......   05/03/99 to 07/03/99       4.726 to 5.248*%       $         9,598,776
       20,500       Federal Farm Credit Bank......   05/05/99 to 12/13/99        4.550 to 4.720@                20,348,088
        2,500       Federal Home Loan Bank........   05/05/99 to 05/17/00        5.135 to 5.705                  2,500,003
        9,000       Federal Home Loan Bank........         05/05/99              4.887 to 4.967*                 8,997,537
       30,000       Federal Home Loan Bank........   05/07/99 to 06/23/99        4.680 to 4.700@                29,924,118
                    Federal Home Loan Mortgage
        4,000       Corporation...................         05/04/99                  4.957*                      3,999,237
                    Federal Home Loan Mortgage
       12,000       Corporation...................   05/25/99 to 08/06/99        4.700 to 4.760@                11,914,467
                    Federal National Mortgage
        3,500       Association...................   08/03/99 to 03/10/00        5.180 to 5.490                  3,498,711
                    Federal National Mortgage
       24,018       Association...................   05/10/99 to 04/03/00        4.650 to 4.800@                23,887,766
                    Student Loan Marketing
        6,000       Association...................         05/25/99                  4.810*                      5,998,077
                    Student Loan Marketing
        9,017       Association...................         05/03/99                  4.800@                      9,014,595
       11,000       Tennessee Valley Authority....   05/03/99 to 05/06/99        4.630 to 4.680@                10,994,814
                                                                                                       -------------------
Total Investments (cost--$140,676,189 which
  approximates cost for federal income tax
  purposes)--101.36%..............................                                                             140,676,189
Liabilities in excess of other assets--(1.36)%....                                                              (1,893,416)
                                                                                                       -------------------
Net Assets (applicable to 138,773,120
  Institutional Shares, equivalent to $1.00 per
  share)--100.00% ................................                                                     $       138,782,773
                                                                                                       -------------------
                                                                                                       -------------------

---------------

@    Interest rates shown are the discount rates at date of purchase.
* Variable Rate Securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are current rates as of April 30, 1999 and reset periodically.

                       Weighted Average Maturity--42 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF NET ASSETS                                           APRIL 30, 1999

PRINCIPAL
 AMOUNT                                          MATURITY            INTEREST
  (000)                                           DATES               RATES           VALUE
---------                                  --------------------  ----------------  ------------
U.S. TREASURY OBLIGATIONS--99.98%
$ 115,420  U.S. Treasury Bills...........  05/06/99 to 07/22/99  4.200 to 4.400@%  $114,791,830
   64,136  U.S. Treasury Notes...........  06/30/99 to 04/15/00   5.500 to 6.750     64,397,419
                                                                                   ------------
Total Investments (cost--$179,189,249
  which approximates cost for federal
  income tax purposes)--99.98%...........                                           179,189,249
Other assets in excess of
  liabilities--0.02%.....................                                                37,895
                                                                                   ------------
Net Assets (applicable to 179,057,106
  Institutional Shares, equivalent to
  $1.00 per share)--100.00% .............                                          $179,227,144
                                                                                   ------------
                                                                                   ------------

---------------

@    Interest rates shown reflect the discount rates at time of purchase.

                       Weighted Average Maturity--74 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF OPERATIONS

                                                   FOR THE YEAR ENDED
                                                     APRIL 30, 1999
                                          ------------------------------------
                                             MONEY     GOVERNMENT    TREASURY
                                            MARKET     SECURITIES   SECURITIES
                                             FUND         FUND         FUND
                                          -----------  -----------  ----------
INVESTMENT INCOME:
Interest................................  $99,928,785   $5,920,977  $8,897,378
                                          -----------  -----------  ----------

EXPENSES:
Investment advisory and
  administration........................    4,684,985     285,771      458,169
Transfer agency and related services
  fees..................................      452,374      21,618       44,282
State and federal registration fees.....      270,909      21,362       33,919
Custody and accounting..................      239,621      11,429       18,327
Legal and audit.........................       88,172      14,405       22,096
Reports and notices to shareholders.....       77,998      10,746       19,362
Shareholder servicing fees--Financial
  Intermediary shares...................       24,898      --           --
Trustees' fees..........................       10,500      10,500       10,500
Other expenses..........................       65,378       1,110        6,592
                                          -----------  -----------  ----------
                                            5,914,835     376,941      613,247
Less: Fee waivers and expense
  reimbursements from adviser...........     (937,916)    (56,592)     (90,943)
                                          -----------  -----------  ----------
Net expenses............................    4,976,919     320,349      522,304
                                          -----------  -----------  ----------
Net investment income...................   94,951,866   5,600,628    8,375,074
NET REALIZED GAINS FROM INVESTMENT
  TRANSACTIONS..........................       44,391      10,565      166,129
                                          -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $94,996,257   $5,611,193  $8,541,203
                                          -----------  -----------  ----------
                                          -----------  -----------  ----------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                               FOR THE YEARS ENDED
                                                    APRIL 30,
                                          ------------------------------
                                               1999            1998
                                          --------------  --------------
FROM OPERATIONS:
Net investment income...................  $   94,951,866  $   76,947,344
Net realized gains (losses) from
  investment transactions...............          44,391         (45,066)
                                          --------------  --------------
Net increase in net assets resulting
  from operations.......................      94,996,257      76,902,278
                                          --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income--Institutional
  shares................................     (94,471,543)    (76,722,313)
Net investment income--Financial
  Intermediary shares...................        (480,323)       (225,031)
Net realized gain from investment
  transactions--Institutional shares....        --                (2,697)
                                          --------------  --------------
Total dividends and distributions to
  shareholders..........................     (94,951,866)    (76,950,041)
                                          --------------  --------------

NET INCREASE IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS......     440,244,875     361,339,871
                                          --------------  --------------
Net increase in net assets..............     440,289,266     361,292,108

NET ASSETS:
Beginning of year.......................   1,608,091,192   1,246,799,084
                                          --------------  --------------
End of year.............................  $2,048,380,458  $1,608,091,192
                                          --------------  --------------
                                          --------------  --------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE YEARS ENDED
                                                     APRIL 30,
                                          -------------------------------
                                               1999             1998
                                          --------------   --------------
FROM OPERATIONS:
Net investment income...................   $   5,600,628    $   4,498,429
Net realized gains from investment
  transactions..........................          10,565           13,353
                                          --------------   --------------
Net increase in net assets resulting
  from operations.......................       5,611,193        4,511,782
                                          --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional
  shares................................      (5,600,628)      (4,498,429)
                                          --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM BENEFICIAL INTEREST
  TRANSACTIONS..........................      38,632,650       (6,716,709)
                                          --------------   --------------
Net increase (decrease) in net assets...      38,643,215       (6,703,356)

NET ASSETS:
Beginning of year.......................     100,139,558      106,842,914
                                          --------------   --------------
End of year.............................   $ 138,782,773    $ 100,139,558
                                          --------------   --------------
                                          --------------   --------------

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEARS ENDED
                                                                              APRIL 30,
                                                                   -------------------------------
                                                                        1999             1998
                                                                   --------------   --------------
FROM OPERATIONS:
Net investment income............................................   $   8,375,074    $   5,284,871
Net realized gains from investment transactions..................         166,129           26,128
                                                                   --------------   --------------
Net increase in net assets resulting from operations.............       8,541,203        5,310,999
                                                                   --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares......................      (8,375,074)      (5,284,871)
                                                                   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................        (646,662)     113,788,825
                                                                   --------------   --------------
Net increase (decrease) in net assets............................        (480,533)     113,814,953

NET ASSETS:
Beginning of year................................................     179,707,677       65,892,724
                                                                   --------------   --------------
End of year......................................................   $ 179,227,144    $ 179,707,677
                                                                   --------------   --------------
                                                                   --------------   --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

  The Funds offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of a Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. For the year ended April 30, 1999 the Government Securities Fund and the Treasury Securities Fund had no Financial Intermediary shares outstanding.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), sub-adviser and sub-administrator of the Fund, a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), the adviser and administrator of the Funds.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At April 30, 1999, the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund owed PaineWebber $367,966, $11,653 and $26,401, respectively, in investment advisory and administration fees.
  Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract, net of waivers and/or reimbursements.

  For the year ended April 30, 1999, PaineWebber and Mitchell Hutchins voluntarily waived 0.05% of these advisory fees and reimbursed a portion of expenses to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Funds' average daily net assets for Institutional shares and Financial Intermediary shares, respectively. For the year ended April 30, 1999, PaineWebber and Mitchell Hutchins voluntarily waived or reimbursed $937,916, $56,592 and $90,943 in investment advisory and administration fees and other expenses from the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund, respectively.

  Effective June 1, 1999, PaineWebber and Mitchell Hutchins discontinued the advisory fee waivers for the Funds and agreed to reimburse a portion of expenses to maintain the Fund's total annual operating expenses at a level not exceeding 0.28%, 0.29% and 0.29% of the Money Market Fund, the Government Securities Fund and the Treasury Securities Funds' average daily net assets for Institutional Shares, respectively, and 0.53% of the Money Market Fund's average daily net assets for Financial Intermediary shares.

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At April 30, 1999, the Money Market Fund had a net capital loss carryforward of $675. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by April 30, 2006. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

  Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, each Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays the entire fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares. At April 30, 1999, the Money Market Fund owed PaineWebber $2,334 in shareholder service fees.

NOTES TO FINANCIAL STATEMENTS

OTHER LIABILITIES

  At April 30, 1999, the Funds had the following liabilities outstanding:

                                                       PAYABLE FOR
                                           DIVIDENDS   INVESTMENTS
                                            PAYABLE     PURCHASED
                                          -----------  -----------
    Money Market Fund...................   $8,564,578  $14,992,500
    Government Securities Fund..........     469,941     1,500,000
    Treasury Securities Fund............     667,553       --

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                   INSTITUTIONAL SHARES                FINANCIAL INTERMEDIARY SHARES**
                                           -------------------------------------    -------------------------------------
                                               FOR THE YEARS ENDED APRIL 30,            FOR THE YEARS ENDED APRIL 30,
                                           -------------------------------------    -------------------------------------
                                                  1999                1998                 1999                1998*
                                           ------------------    ---------------    ------------------    ---------------
MONEY MARKET FUND:
Shares sold.............................       12,503,291,139      8,202,616,006            44,909,334         20,004,794
Shares repurchased......................      (12,145,857,186)    (7,924,527,512)          (49,210,334)        (3,702,565)
Dividends reinvested....................           87,111,922         66,949,148            --                  --
                                           ------------------    ---------------    ------------------    ---------------
Net increase (decrease) in shares
  outstanding...........................          444,545,875        345,037,642            (4,301,000)        16,302,229
                                           ------------------    ---------------    ------------------    ---------------
                                           ------------------    ---------------    ------------------    ---------------

GOVERNMENT SECURITIES FUND:
Shares sold.............................          281,772,626        317,328,523
Shares repurchased......................         (248,308,554)      (328,113,692)
Dividends reinvested....................            5,168,578          4,068,460
                                           ------------------    ---------------
Net increase (decrease) in shares
  outstanding...........................           38,632,650         (6,716,709)
                                           ------------------    ---------------
                                           ------------------    ---------------

TREASURY SECURITIES FUND:
Shares sold.............................          476,238,175        435,482,281
Shares repurchased......................         (485,058,321)      (326,140,762)
Dividends reinvested....................            8,173,484          4,447,306
                                           ------------------    ---------------
Net increase (decrease) in shares
  outstanding...........................             (646,662)       113,788,825
                                           ------------------    ---------------
                                           ------------------    ---------------

---------------
 * Issuance of shares was January 14, 1998.
** For the years ended April 30, 1999 and April 30, 1998, there were no transactions in Financial Intermediary Shares for the Government Securities Fund and Treasury Securities Fund.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                      FINANCIAL INTERMEDIARY SHARES**
                                                                                    -----------------------------------
                                                                                                  FOR THE
                                         INSTITUTIONAL SHARES                                     PERIOD
                      -----------------------------------------------------------                 JANUARY
                                                                                     FOR THE     14, 1998+    FOR THE
                                     FOR THE YEARS ENDED APRIL 30,                  YEAR ENDED      TO       YEAR ENDED
                      -----------------------------------------------------------   APRIL 30,    APRIL 30,   APRIL 30,
                         1999         1998          1997        1996      1995++       1999        1998        1995++
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
Net asset value,
 beginning of
 period.............  $      1.00  $      1.00   $     1.00   $   1.00   $   1.00       $1.00      $1.00         $1.00
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
Net investment
 income.............        0.051        0.054        0.052      0.055      0.048     0.048        0.015        0.027
Net realized losses
 from investment
 transactions.......      --           --            --          --        (0.008)    --           --           --
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
Net increase from
 investment
 operations.........        0.051        0.054        0.052      0.055      0.040     0.048        0.015        0.027
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
Dividends from net
 investment
 income.............       (0.051)      (0.054)      (0.052)    (0.055)    (0.048)   (0.048)      (0.015)      (0.027)
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
Contribution to
 capital from
 predecessor adviser
 (1)................      --           --            --          --         0.008     --           --           --
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
Net asset value, end
 of period..........  $      1.00  $      1.00   $     1.00   $   1.00   $   1.00   $  1.00      $  1.00      $  1.00
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
Total investment
 return (2).........         5.22%        5.52%        5.33%      5.61%      4.91%     4.96%        1.51%        3.10%
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
                      -----------  -----------   ----------   --------   --------   ----------   ---------   ----------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).....  $ 2,036,379  $ 1,591,789   $1,246,799   $421,878   $220,844   $12,002      $16,302        --
Expenses to average
 net assets net of
 waivers/reimbursements
 from adviser.......         0.26%        0.29%        0.25%      0.31%      0.35%     0.51%        0.54%*       0.60%
Expenses to average
 net assets before
 waivers/reimbursements
 from adviser.......         0.31%        0.34%        0.30%      0.37%      0.37%     0.56%        0.59%*       0.62%
Net investment
 income to average
 net assets net of
 waivers/
 reimbursements from
 adviser............         5.07%        5.38%        5.24%      5.47%      4.68%     4.82%        5.13%*       4.17%
Net investment
 income to average
 net assets before
 waivers/
 reimbursements from
 adviser............         5.02%        5.33%        5.19%      5.41%      4.66%     4.77%        5.07%*       4.15%


                      FOR THE PERIOD
                        MARCH 17,
                          1994+
                            TO
                      APRIL 30, 1994
                      --------------
Net asset value,
 beginning of
 period.............          $1.00
                          ------
Net investment
 income.............       0.004
Net realized losses
 from investment
 transactions.......      --
                          ------
Net increase from
 investment
 operations.........       0.004
                          ------
Dividends from net
 investment
 income.............      (0.004)
                          ------
Contribution to
 capital from
 predecessor adviser
 (1)................      --
                          ------
Net asset value, end
 of period..........     $  1.00
                          ------
                          ------
Total investment
 return (2).........        0.37%
                          ------
                          ------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).....     $ 9,000
Expenses to average
 net assets net of
 waivers/reimburseme
 from adviser.......        0.58%*
Expenses to average
 net assets before
 waivers/reimburseme
 from adviser.......        0.58%*
Net investment
 income to average
 net assets net of
 waivers/
 reimbursements from
 adviser............        2.93%*
Net investment
 income to average
 net assets before
 waivers/
 reimbursements from
 adviser............        2.93%*

-------------
+  Issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

** For the period May 1, 1997 to January 13, 1998, for the years ended April 30,
   1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary Shares. Any further subscriptions of such shares would be at $1.00 per share.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                    FINANCIAL
                                                                                                  INTERMEDIARY
                                                                                                    SHARES**
                                                                                                  -------------
                                                          INSTITUTIONAL SHARES                       FOR THE
                                          -----------------------------------------------------      PERIOD
                                                                                                    JULY 12,
                                                      FOR THE YEARS ENDED APRIL 30,                 1994+ TO
                                          -----------------------------------------------------     APRIL 30,
                                             1999         1998       1997      1996     1995++       1995++
                                          -----------   --------   --------   -------   -------   -------------
Net asset value, beginning of period....    $    1.00   $   1.00   $   1.00   $  1.00   $  1.00       $  1.00
                                          -----------   --------   --------   -------   -------        ------
Net investment income...................        0.049      0.052      0.051     0.053     0.048         0.032
Net realized gains (losses) from
 investment transactions................      --           --         --        0.001    (0.008)      --
                                          -----------   --------   --------   -------   -------        ------
Net increase from investment
 operations.............................        0.049      0.052      0.051     0.054     0.040         0.032
                                          -----------   --------   --------   -------   -------        ------
Dividends from net investment income....       (0.049)    (0.052)    (0.051)   (0.054)   (0.047)       (0.032)
                                          -----------   --------   --------   -------   -------        ------
Contribution to capital from predecessor
 advisor (1)............................      --           --         --        --        0.007       --
                                          -----------   --------   --------   -------   -------        ------
Net asset value, end of period..........    $    1.00   $   1.00   $   1.00   $  1.00   $  1.00       $  1.00
                                          -----------   --------   --------   -------   -------        ------
                                          -----------   --------   --------   -------   -------        ------
Total investment return (2).............         5.04%      5.32%      5.20%     5.50%     4.61%         3.31%
                                          -----------   --------   --------   -------   -------        ------
                                          -----------   --------   --------   -------   -------        ------
Ratios/Supplemental Data:
Net assets, end of period (000's).......    $ 138,783   $100,140   $106,843   $43,770   $54,903       --
Expenses to average net assets net of
 waivers/reimbursements from adviser....         0.28%      0.30%      0.30%     0.32%     0.35%         0.60%*
Expenses to average net assets before
 waivers/reimbursements from adviser....         0.33%      0.59%      0.53%     0.56%     0.47%         0.72%*
Net investment income to average net
 assets net of waivers/ reimbursements
 from adviser...........................         4.90%      5.21%      5.09%     5.52%     4.75%         4.58%*
Net investment income to average net
 assets before waivers/ reimbursements
 from adviser...........................         4.85%      4.91%      4.86%     5.28%     4.63%         4.46%*

-----------------

+  Commencement of issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*  Annualized

** For the years ended April 30, 1999, 1998 and 1997 and for the period March
   22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary Shares. Any further subscriptions of such shares would be at $1.00 per share.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES -- TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                        INSTITUTIONAL SHARES
                                                    ------------------------------------------------------------
                                                                   FOR THE YEARS ENDED APRIL 30,
                                                    ------------------------------------------------------------
                                                      1999         1998          1997        1996       1995++
                                                    ---------  -------------   ---------   ---------   ---------
Net asset value, beginning of year................  $    1.00     $     1.00   $    1.00   $    1.00   $    1.00
                                                    ---------  -------------   ---------   ---------   ---------
Net investment income.............................      0.046          0.051       0.049       0.048       0.049
Net realized gains (losses) from investment
 transactions.....................................     --           --            --           0.003      (0.002)
                                                    ---------  -------------   ---------   ---------   ---------
Net increase from investment operations...........      0.046          0.051       0.049       0.051       0.047
                                                    ---------  -------------   ---------   ---------   ---------
Dividends from net investment income..............     (0.046)        (0.051)     (0.049)     (0.051)     (0.047)
                                                    ---------  -------------   ---------   ---------   ---------
Net asset value, end of year......................  $    1.00     $     1.00   $    1.00   $    1.00   $    1.00
                                                    ---------  -------------   ---------   ---------   ---------
                                                    ---------  -------------   ---------   ---------   ---------
Total investment return (1).......................       4.68%          5.23%       5.02%       5.23%       4.75%
                                                    ---------  -------------   ---------   ---------   ---------
                                                    ---------  -------------   ---------   ---------   ---------
Ratios/Supplemental Data:
Net assets, end of year (000's)...................  $ 179,227     $  179,708   $  65,893   $  19,624   $  23,762
Expenses to average net assets net of
 waivers/reimbursements from adviser..............       0.28%          0.30%       0.30%       0.32%       0.22%
Expenses to average net assets before
 waivers/reimbursements from adviser..............       0.33%          0.47%       0.72%       0.94%       0.84%
Net investment income to average net assets net of
 waivers/reimbursements from adviser..............       4.57%          5.09%       4.97%       5.71%       5.51%
Net investment income to average net assets before
 waivers/reimbursements from adviser..............       4.52%          4.92%       4.56%       5.09%       4.89%

-----------------

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
   Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported.

LIQUID INSTITUTIONAL RESERVES

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
Liquid Institutional Reserves

  We have audited the accompanying statement of net assets of Liquid Institutional Reserves (comprising, respectively, the Money Market Fund, Government Securities Fund and Treasury Securities Fund) as of April 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended April 30, 1995 were audited by other auditors whose report dated June 9, 1995, expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective portfolios constituting Liquid Institutional Reserves at April 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

New York, New York
June 18, 1999

LIQUID INSTITUTIONAL RESERVES

TAX INFORMATION(UNAUDITED)
  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (April 30, 1999) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid by the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund during the fiscal year were derived from net investment income. These amounts are taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Koeghs) need to be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

--------------------------------------------------------------
TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms

OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT

Susan P. Ryan
VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUBADVISER AND SUBADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
-                  High Income Fund
-                  Investment Grade Income Fund
-                  Low Duration U.S. Government Income Fund
-                  Strategic Income Fund
-                  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-                  California Tax-Free Income Fund
-                  Municipal High Income Fund
-                  National Tax-Free Income Fund
-                  New York Tax-Free Income Fund

STOCK FUNDS
-                  Financial Services Growth Fund
-                  Growth Fund
-                  Growth and Income Fund
-                  Mid Cap Fund
-                  Small Cap Fund
-                  S&P 500 Index Fund
-                  Tax-Managed Equity Fund
-                  Utility Income Fund

ASSET ALLOCATION FUNDS
-                  Balanced Fund
-                  Tactical Allocation Fund

GLOBAL FUNDS
-                  Asia Pacific Growth Fund
-                  Emerging Markets Equity Fund
-                  Global Equity Fund
-                  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
-                  Aggressive Portfolio
-                  Moderate Portfolio
-                  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

            [LOGO]
-C-1999 PaineWebber Incorporated
          Member SIPC


-------------------------------

LIQUID

INSTITUTIONAL

RESERVES







APRIL 30, 1999

ANNUAL REPORT